UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-06103

Investors Cash Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  3/31

Date of reporting period:  12/31/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2013 (Unaudited)

Central Cash Management Fund
	Principal Amount ($)	Value ($)
Government & Agency Obligations 55.3%
U.S. Government Sponsored Agencies 50.6%
Federal Farm Credit Bank:
0.119% *, 2/6/2014	25,000,000	25,000,000
0.129% **, 7/16/2014	10,000,000	9,992,922
0.13% *, 2/2/2015	25,000,000	24,995,879
0.135% *, 10/27/2014	3,010,000	3,010,387
0.139% **, 8/7/2014	10,000,000	9,991,522
0.145% *, 11/26/2014	8,000,000	8,001,123
0.147% *, 10/20/2014	20,000,000	20,000,912
0.22% *, 3/4/2015	5,000,000	5,005,350
Federal Home Loan Bank:
0.048% **, 1/9/2014	7,500,000	7,499,917
0.048% **, 1/21/2014	10,000,000	9,999,722
0.056% **, 1/16/2014	10,000,000	9,999,750
0.095% *, 4/22/2014	38,000,000	37,999,982
0.095% *, 4/25/2014	12,000,000	12,000,000
0.125%, 3/27/2014	8,000,000	7,998,938
0.125%, 6/18/2014	12,000,000	11,997,211
0.129% **, 6/11/2014	15,000,000	14,991,279
0.13%, 3/19/2014	12,000,000	11,999,526
0.134% **, 8/25/2014	13,000,000	12,988,495
0.14%, 5/22/2014	12,000,000	11,999,442
0.144% **, 4/9/2014	5,000,000	4,998,026
0.147% **, 2/18/2014	8,500,000	8,498,300
0.149% **, 4/9/2014	5,000,000	4,997,958
0.17%, 3/25/2014	8,000,000	7,999,781
0.17%, 8/1/2014	10,000,000	9,999,578
0.17%, 9/5/2014	10,000,000	9,998,816
0.18%, 3/7/2014	8,000,000	7,999,898
2.375%, 3/14/2014	9,050,000	9,089,059
Federal Home Loan Mortgage Corp.:
0.072% **, 1/8/2014	12,500,000	12,499,806
0.08% **, 4/24/2014	12,500,000	12,496,861
0.089% **, 3/26/2014	12,000,000	11,997,480
0.089% **, 5/13/2014	12,500,000	12,495,875
0.098% **, 2/20/2014	18,000,000	17,997,500
0.099% **, 6/4/2014	10,000,000	9,995,722
0.106% **, 1/22/2014	10,000,000	9,999,358
0.106% **, 1/23/2014	12,500,000	12,499,160
0.109% **, 3/19/2014	10,000,000	9,997,647
0.119% **, 3/12/2014	15,000,000	14,996,500
0.119% **, 5/27/2014	17,500,000	17,491,483
0.119% **, 6/18/2014	15,000,000	14,991,600
0.129% **, 3/25/2014	10,000,000	9,997,003
0.139% **, 4/22/2014	10,000,000	9,995,683
0.14% **, 8/26/2014	7,000,000	6,993,548
0.163% **, 7/7/2014	15,000,000	14,987,222
0.17% **, 12/3/2014	10,000,000	9,984,133
1.375%, 2/25/2014	8,000,000	8,014,816
4.5%, 4/2/2014	5,000,000	5,053,955
Federal National Mortgage Association:
0.054%, 1/2/2014	20,000,000	19,999,956
0.1% **, 6/2/2014	10,000,000	9,995,778
0.118% **, 2/24/2014	7,500,000	7,498,650
0.139% **, 6/2/2014	5,000,000	4,997,044
1.25%, 2/27/2014	8,000,000	8,013,664
2.75%, 3/13/2014	8,000,000	8,040,431

		600,084,648
U.S. Treasury Obligations 4.7%
U.S. Treasury Notes:
1.0%, 1/15/2014	32,500,000	32,511,920
2.375%, 9/30/2014	7,500,000	7,623,510
2.625%, 6/30/2014	7,500,000	7,592,233
4.0%, 2/15/2014	8,000,000	8,037,610

		55,765,273

Total Government & Agency Obligations (Cost $655,849,921)		655,849,921
Repurchase Agreements 23.4%
Barclays Capital, 0.01%, dated 12/31/2013, to be repurchased at $69,000,038 on 1/2/2014 (a)	69,000,000	69,000,000
HSBC Securities, Inc., 0.01%, dated 12/31/2013, to be repurchased at $11,000,006 on 1/2/2014 (b)	11,000,000	11,000,000
HSBC Securities, Inc., 0.02%, dated 12/31/2013, to be repurchased at $45,000,050 on 1/2/2014 (c)	45,000,000	45,000,000
Merrill Lynch & Co., Inc., 0.01%, dated 12/31/2013, to be repurchased at $48,000,027 on 1/2/2014 (d)	48,000,000	48,000,000
Nomura Securities International, 0.02%, dated 12/31/2013, to be repurchased at $35,000,039 on 1/2/2014 (e)	35,000,000	35,000,000
The Goldman Sachs & Co., 0.01%, dated 12/31/2013, to be repurchased at $70,000,039 on 1/2/2014 (f)	70,000,000	70,000,000

Total Repurchase Agreements (Cost $278,000,000)		278,000,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $933,849,921) †	78.7	933,849,921
Other Assets and Liabilities, Net	21.3	253,436,721

Net Assets	100.0	1,187,286,642

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

†	The cost for federal income tax purposes was $933,849,921.
*
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of December 31, 2013.

**	Annualized yield at time of purchase; not a coupon rate.
(a)	Collateralized by $70,556,400 U.S. Treasury Note, 2.375%, maturing on 12/31/2020 with a value of $70,380,009.
(b)	Collateralized by $22,949,013 U.S. Treasury STRIPS, with various maturity dates of 11/15/2031-2/15/2033 with a value of $11,222,468.
(c)	Collateralized by $47,208,883 Government National Mortgage Association, 3.0%, maturing on 10/20/2042 with a value of $45,900,933.
(d)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
18,433,000	U.S. Treasury Inflation-Indexed Note	0.625	7/15/2021	19,478,025
27,732,100	U.S. Treasury Note	2.625	1/31/2018	29,482,043
Total Collateral Value				48,960,068

(e)	Collateralized by $33,212,584 Government National Mortgage Association, with the various coupon rates from 2.49-7.5%, with various maturity dates of 6/15/2019-6/20/2043 with a value of $35,753,788.
(f)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
71,011,109	Federal Home Loan Mortgage Corp. - Interest Only	3.5	12/15/2027	9,293,910
10,058,393	Federal Home Loan Mortgage Corp. - Principal Only	Zero Coupon	7/15/2037	9,219,000
369,999,097	Federal National Mortgage Association - Interest Only	2.5-4.0	11/25/2027-3/25/2041	52,887,090
Total Collateral Value				71,400,000

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of December 31, 2013 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Government & Agency Obligations (g)	$—	$655,849,921	$—	$655,849,921
Repurchase Agreements	—	278,000,000	—	278,000,000
Total	$—	$933,849,921	$—	$933,849,921

There have been no transfers between fair value measurement levels during the period ended December 31, 2013.
(g)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Central Cash Management Fund, a series of Investors Cash Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 21, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 21, 2014